Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Convertible Notes – Frondeur Partners, LLC

On July 10, 2023, the Company and Frondeur Partners LLC., signed an Omnibus Amendment to Promissory Notes dated between October 2022 and May 2023 eliminating conversion rights in each note. All other terms remain the same.

Senior Debt – TCA Global Credit Master Fund, LP

The Company previously reported that, on April 12, 2023, the receiver for TCA Global Credit Master Fund, LP (“TCA”) sold and assigned to Ekimnel Strategies, LLC, a Delaware limited liability company (“Ekimnel”), and Ekimnel purchased and assumed, all of TCA’s rights and obligations as a lender under that certain Senior Secured Credit Facility Agreement (the “Agreement”). Ekimnel is a company controlled by Michael Bannon, the Company’s Chief Executive Officer.

On August 12, 2023, the Company, as the Borrower, and the Company’s subsidiaries: Drone USA, LLC and Howco Distributing Co., as Corporate Guarantors, and Michael Bannon, as a Validity Guarantor (collectively, “Credit Parties”), entered into an Amendment (the “Amendment”) to the Agreement with Ekimnel, as the Lender, pursuant to which the Company issued the Second Replacement Promissory Note (the “Note”) to Ekimnel in the principal amount of $8,676,957. The Note was issued in substitution for and to supersede the First Replacement Promissory Convertible Note A and the First Replacement Promissory Convertible Note B, previously issued by the Company, as amended from time to time (collectively “Replacement Notes”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Amendment or the Agreement.

Pursuant to the Amendment, the Lender and the Credit Parties:

(i)	combined and consolidated both the Replacement Notes into the Note;

(ii)	extended the Maturity Date of the Note to August 12, 2047;

(iii)

lowered the interest rate on the Note to 2.0% per year, with (a) the principal and interest payments starting on August 12, 2026, and (ii) for the period commencing on August 12, 2023 and ending on August 11, 2026, interest due on the Note being added to the outstanding principal amount of the Note;

(iv)	removed the Lender’s right to convert the Company’s obligations under the Note into shares of common stock of the Company; and

(v)	made certain conforming changes to the terms of the Agreement.

Convertible Notes Issued

On July 17, 2023, the Company entered into the Securities Purchase Agreement (the “Agreement”) with 1800 Diagonal Lending LLC (“Lender”), pursuant to which the Company issued a promissory note (the “Note”) to the Lender in the principal amount of $90,400, including an original issue discount of $10,400. The Agreement contains certain customary representations, warranties, and covenants made by the Company.

Under the Note, the Company is required to make ten payments of $10,305.60, which includes a one-time interest charge of 14% ($12,565). The first payment is due on August 30, 2023, with nine subsequent payments due each month thereafter. The Note is not secured by any collateral. The Note matures on May 15, 2024 and contains customary events of default. Upon the occurrence and during the continuation of any such event of default, the Note will become immediately due and payable, and the Company is obligated to pay to the Lender an amount equal to 150% times the sum of (w) the then outstanding principal amount of the Note plus (x) accrued and unpaid interest on the unpaid principal amount of the Note to the date of payment plus (y) default interest at 22% per annum on the amounts referred to in clauses (w) and/or (x) plus (z) any amounts owed to the Lender pursuant to Article IV of the Note (amounts set forth in clauses (w), (x), (y) and (z) are collectively referred to as the “Default Amount”). If the Company fails to pay the Default Amount within five (5) business days of the Lender’s written notice that such amount is due and payable, then the Lender has the right to convert the balance owed pursuant to the Note, including the Default Amount, into shares of common stock of the Company (“Common Stock”) at a variable conversion price equal to 39% of the lowest closing price pe share of Common Stock during the ten trading day period ending on the latest complete trading day prior to the conversion date, provided that the Lender and its affiliates may not own greater than 4.99% of the Company’s outstanding shares of Common Stock, as set forth in the Note. The Company received funding under the Note on July 24, 2023. The Company intends to use the proceeds from the Note for general working capital purposes.

Bantec Environmental Corp.

On August 26, 2023, the Company filed incorporation documents to set up a subsidiary called Bantec Environmental Corp.

Demand and Default Letter

On July 26, 2023, the Company received a demand and default letter from Trillium Partners L.P. The letter references a document titled “Securities Purchase Agreement” dated July 2022. In the demand letter, Trillium is looking for immediate payment of $275,710.25. On August 4, 2023, the Company received a demand notification revising the demand amount to $214,563.33 with $183,259 in principal and $31,304.33 in interest and for JP Carey, a total of $270,947.95 with $224,000 in principal and $46,947.95 in accrued interest. In addition, the demand notification included outstanding fee notes for Frondeur Partners LLC, a total of $135,000 in principal and $7,903 of accrued interest. According to the demand notification, as of this day, only one note, dated October 1st, 2022, matured. A company representative is in talks with Trillium and the Company is looking to resolve the matter amicably.

NOTE 19 - SUBSEQUENT EVENTS

Shares Issued for Subscription

Since September 30, 2022, the Company issued 496,667 shares of common stock under the January 21, 2022 S-1 offering and received $99,333.

Partial Redemption of Promissory Note

On October 25, 2022, the Company repaid $50,000 of the July merchant financing arrangement. The payment was applied to the Trillium LP note bringing its balance to $174,000.

Shares Issued for Conversions of Convertible Notes

On October 3, 2022, the Company issued 191,827 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated March 1, 2022, all principal of $15,000 and accrued interest of $888 were converted.

On November 17, 2022, the Company issued 384,804 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated April 1, 2022, all principal of $15,000 and accrued interest of $945 were converted.

On December 1, 2022, the Company issued 383,489 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated May 1, 2022, all principal of $15,000 and accrued interest of $879 were converted.

Filing PRE 14C

On December 15, 2022, the Company filed form PRE 14C with the SEC announcing its intent to effect a reverse stock split with a ratio of between 1:500 or 1:1000.

Convertible Notes Issued

On October 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.

On October 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.

On November 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.

On November 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.

On December 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.

On December 1, 2022, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.

On January 1, 2023, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date.

On January 1, 2023, the Company issued a convertible promissory note to an attorney for $4,000 in principal for services. The convertible note bears interest of 10% per annum and matures in seven months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $4,000 is recognized as interest expense on note issuance date.

Reverse Stock Split

On July 11, 2023, the Company filed an Amendment to the Articles of Incorporation to effectuate a reverse split of the Company’s issued and outstanding common stock at an exchange ratio of 1-for-1,000. The reverse stock split was effective as of July 11, 2023. All share and per share data in the accompanying consolidated financial statements and footnotes has been retroactively adjusted to reflect the effects of the reverse stock split.